Income Taxes (Textuals) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Schedule Of Income Taxes [Line Items]
Unrecognized tax benefits	$ 732	$ 532	$ 532
Tax benefit connection with the reversal of substantially all of valuation allowance on net operating loss carryforwards	$ 35,700
Income tax expense due to reduction of deferred tax liabilities		$ 7,400
Tax Year 2017
Schedule Of Income Taxes [Line Items]
U.S. corporate income tax rate		35.00%
Tax Year 2018
Schedule Of Income Taxes [Line Items]
U.S. corporate income tax rate	21.00%
Prestige Cruises International Inc
Schedule Of Income Taxes [Line Items]
Net operating loss carryforwards	$ 145,000		177,500
U.S. net operating loss carryforwards, expiration year	2031
U.S.
Schedule Of Income Taxes [Line Items]
Net operating loss carryforwards	$ 238,800		278,300
U.S. net operating loss carryforwards, expiration year	2031
NORWAY
Schedule Of Income Taxes [Line Items]
Net operating loss carryforwards	$ 13,300		13,900
State and Local Jurisdiction
Schedule Of Income Taxes [Line Items]
Net operating loss carryforwards	$ 3,400		4,800
U.S. net operating loss carryforwards, expiration year	2025
U.K.
Schedule Of Income Taxes [Line Items]
Net operating loss carryforwards	$ 5,500		$ 7,500
Minimum | U.S.
Schedule Of Income Taxes [Line Items]
U.S. net operating loss carryforwards, expiration year	2025
Maximum | U.S.
Schedule Of Income Taxes [Line Items]
U.S. net operating loss carryforwards, expiration year	2035